Consolidated Statement of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Cash flows from operating activities:
Net income before tax expense	$ 4,915,227	$ 1,647.2	$ 5,573,845	$ 5,224,656
Reconciliation of net income before taxes and net cash provided by operating activities:
Depreciation of tangible assets	463,892	155.5	455,851	391,776
Amortization of intangible assets	437,822	146.7	323,677	384,241
Impairment losses of loans and receivables	4,141,573	1,387.9	3,006,191	2,127,750
Net interest income	(10,514,134)	(3,523.5)	(9,154,565)	(8,324,139)
Gains in non-monetary transactions	0	0.0	(195,514)	0
Impairment of investments, net	140,691	47.1	9,920	0
Effect for change in accounting polices	0	0.0	6,179	0
(Gains) losses on sales of non-current assets held for sale	(6,611)	(2.2)	(20,659)	10,350
Gains on available for sale financial assets	(51,712)	(17.3)	(210,373)	(79,233)
Writedown in concessions	2,875	1.0	5,992	0
Recovery of impairment loss on tangible assets	4,832	1.6	1,503	(1,968)
Foreign exchange (gains) losses	(98,977)	(33.2)	247,997	(1,133,522)
Share of undistributed profit of equity accounted investees, net of tax	(171,964)	(57.6)	(140,765)	(230,398)
Interest accrual of issued bonds outstanding	3,489	1.2	6,444	23,110
Fair value adjustments to:
Derivative financial instruments	(164,920)	(55.3)	(228,083)	(74,110)
Financial asset at fair value through profit or losses	11,224	3.8	0	0
Investment property	(46,675)	(15.6)	(53,680)	(104,768)
Biological assets	(13,503)	(4.5)	(14,644)	(22,922)
Changes in operating assets and liabilities:
Decrease in financial assets held for trading	2,106,603	706.0	2,919,480	8,245,541
Increase in other accounts receivable	(804,970)	(269.8)	(414,734)	(1,047,374)
Decrease in non-current assets held for sale	17,724	5.9	25,800	349,371
Increase (decrease) in derivative financial instruments	49,586	16.6	241,364	(152,854)
Increase (decrease) in other assets	127,209	42.6	179,829	(61,433)
Decrease (increase) in other liabilities and provisions	279,547	93.7	(381,607)	(634,729)
Increase in employee benefits	46,514	15.6	45,139	299
(Increase) in loans and receivables	(14,502,691)	(4,860.2)	(10,422,497)	(12,108,021)
Increase in customer deposits	11,460,395	3,840.6	9,666,367	8,593,143
(Decrease) increase in interbank borrowings and overnight funds	(1,461,985)	(489.9)	(3,404,291)	4,870,580
(Decrease) in borrowings from development entities	(2,229)	(0.7)	(3,131)	(13,327)
Increase of borrowings from banks and others	514,474	172.4	146,656	1,436,109
Interest received	18,124,814	6,074.0	12,797,281	8,162,908
Interest paid	(8,326,553)	(2,790.4)	(7,417,620)	(3,956,510)
Income tax, wealth tax and equity tax payments	(1,573,251)	(527.2)	(1,112,318)	(519,536)
Net cash provided by operating activities	5,108,316	1,712.0	2,485,034	11,354,990
Cash flows from investing activities:
Acquisition of property plant and equipment	(473,752)	(158.8)	(814,556)	(920,454)
Acquisition of investment property	(75,817)	(25.4)	(56,610)	(75,458)
Additions to biological assets	(24,409)	(8.2)	(21,432)	(35,265)
Additions to investments in associates and joint ventures	0	0.0	(16)	11,538
Additions of concession arrangement right	(610,909)	(204.7)	(614,514)	(773,581)
Additions of other intangible assets	(268,757)	(90.1)	(183,662)	(353,633)
(Increase) decrease in available for sale financial assets	(2,231,754)	(747.9)	149,072	(4,610,568)
Proceeds from sales of property and equipment	69,793	23.4	241,598	194,287
Proceeds from sales of investment properties	28,431	9.5	61,786	22,945
Proceeds from sales of biological assets	19,775	6.6	20,670	20,374
Proceeds from sales of non-current assets held for sale	85,395	28.6	151,443	25,456
Proceeds from sale of investments in associates and joint ventures	0	0.0	0	15,143
Purchases of held-to-maturity financial assets	(3,704,730)	(1,241.5)	(2,668,018)	(3,146,729)
Maturities of held-to-maturity financial assets	3,365,150	1,127.7	2,658,728	2,800,579
Dividends received from investments	171,423	57.4	125,347	79,259
Business combination, net of cash	40,093	13.4	(2,706)	0
Net cash used in investing activities	(3,610,068)	(1,210.0)	(952,870)	(6,746,107)
Cash flows from financing activities:
Dividends paid to shareholders	(1,307,525)	(438.2)	(1,260,876)	(1,276,544)
Issuance of debt securities	4,548,108	1,524.2	5,800,085	1,158,228
Payment of outstanding debt securities	(3,913,694)	(1,311.6)	(3,728,199)	(1,918,416)
Issuance of common shares	0	0.0	0	112,050
Acquisition of non controlling interest	(4,096)	(1.4)	(238)	0
Dividends paid to non-controlling interest	(768,769)	(257.6)	(743,909)	(882,519)
Net cash provided by (used in) financing activities	(1,445,976)	(484.6)	66,863	(2,807,201)
Effect of foreign currency changes on cash and cash equivalents	91,562	30.8	(1,691,000)	3,213,535
Increase (decrease) in cash and cash equivalents	143,834	48.2	(91,973)	5,015,217
Cash and cash equivalents at beginning of year	22,193,004	7,437.3	22,284,977	17,269,760
Cash and cash equivalents at end of year	$ 22,336,838	$ 7,485.5	$ 22,193,004	$ 22,284,977

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.